Income Tax - Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss carry-forward	$ 1,759,044	$ 57,447	$ 1,549,286
Investment credits	77,436	2,529	94,932
Deductible temporary differences	210,897	6,888	273,290
Unrecognized deferred tax assets	$ 2,047,377	$ 66,864	$ 1,917,508